UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse          New York, New York        July 18, 2005
-----------------------          ------------------        --------------
      [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $271,951
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     Cedar Rock Capital Limited
                                                          June 30, 2005
      COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4    COLUMN 5              COLUMN 6     COLUMN 7         COLUMN 8

                                                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MANAGER     SOLE    SHARED   NONE
--------------         --------------  -----       --------   -------    ---  ----  ----------    -------     ----    ------   ----
ALTRIA GROUP INC       COM             02209S103   120,309     1,860,643            YES           N/A         SOLE
CLOROX CO DEL          COM             189054109       836        15,000            YES           N/A         SOLE
KIMBERLY CLARK CORP    COM             494368103    91,698     1,465,058            YES           N/A         SOLE
KNIGHT RIDDER INC      COM             499040103     6,876       112,099            YES           N/A         SOLE
LEE ENTERPRISES INC    COM             523768109    52,232     1,302,863            YES           N/A         SOLE



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